ACQUISITION (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Nov. 13, 2017	Sep. 30, 2017
Assets acquired:
Goodwill	$ 1,386,800	$ 1,386,800
Consideration paid:
Initial investment in Arcadian Services				$ 195,900
Arcadian Telepsychiatry Services LLC [Member]
Assets acquired:
Cash			$ 25,900
Accounts receivable			57,100
Other assets			24,000
Intangibles			109,000
Goodwill			1,386,800
Total assets acquired			1,602,800
Liabilities assumed
Accounts payable			147,700
Accrued other liabilities			108,700
Notes payable			6,800
Total liabilities assumed			263,200
Net assets acquired			1,339,600
Consideration paid:
Initial investment in Arcadian Services			195,900
Long-term debt			555,000
Accrued interest			96,700
Payment on warrant outstanding			175,000
Forgiveness of loan in relation of acquisition			317,000
Total consideration			$ 1,339,600